Other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other Financial Liabilities
Schedule of breakdown of the balances

Thousand of Reais	2025	2024

Credit cards	56,679,408	52,876,437
Transactions pending settlement (1)	7,288,168	23,951,903
Dividends and Interest on Equity Payable	640,978	109,442
Tax collection accounts - Tax payables	1,757,467	1,545,784
Other financial liabilities	1,047,981	693,613
Total	67,414,002	79,177,179

(1) Includes transactions pending settlement with B3 S.A. and foreign currency payment orders.